Submission	Nov. 09, 2026
Submission [Line Items]
Central Index Key	0002130357
Registrant Name	Anthropic, PBC
Registration File Number	333-299633
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES